Sales (Sales By Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 48,729	[1]	$ 39,633	[1]	$ 30,399	[1]
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	33,606		29,627		22,071
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	7,277		5,174		4,174
Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 7,846		$ 4,832		$ 4,154

[1]	Including sales to related parties in the amount of US$ 302 thousand, US$ 350 thousand and US$ 558 thousand in 2010, 2011 and 2012, respectively.